CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income	¥ 142,191,365	$ 21,854,412	¥ 1,991,799,815	¥ 860,299,088
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of derivative liability _ rate cap	16,122,313	2,477,954	10,364,075	0
Change in fair value of derivative liability _ warrant liability	0	0	(34,937,341)	2,096,024
Share-based compensation charge	64,867,902	9,970,014	203,269,631	112,714,385
Deferred income taxes	(7,507,742)	(1,153,919)	22,048,774	(6,554,493)
Depreciation of property, plant and equipment	600,541,219	92,301,495	449,079,007	393,162,784
Depreciation of project assets	3,094,909	475,679	328,213,389	228,972,745
Amortization of land use rights	8,935,579	1,373,373	7,895,001	6,300,488
Amortization of intangible assets	3,481,991	535,172	3,202,787	2,223,458
Amortization for guarantee liability	(65,935,450)	(10,134,094)	(9,641,685)	0
Inventories provision	313,711,534	48,216,580	439,000,231	98,791,960
Provision/(reversal of provision) for allowance of doubtful accounts	(111,917,157)	(17,201,352)	82,676,843	(54,356,588)
Provision/(reversal of provision) for other receivables	0	0	(11,666,061)	21,923,756
Provision for advance to suppliers			799,899
Loss/(Gain) on disposal of property, plant and equipment	(82,411,232)	(12,666,374)	33,072,876	12,476,763
Amortization of deferred losses related to sales leaseback transactions	14,714,339	2,261,552	0	0
Gain on disposal of land use right	0	0	(3,727,161)	(3,013,258)
Loss on disposal of intangible assets	1,936,959	297,705	1,159,217	614,295
Impairment of long-lived assets	0	0	125,524,021	0
Equity in income of affiliated companies	2,055,669	315,951	(15,265,937)	(13,669,112)
Gain on disposal of investment in Jiangxi Jinko Engineering	0	0	(1,007,884,060)	0
Gain on disposal of investment in subsidiaries-others	(257,070)	(39,511)	(5,017,888)	0
Investment income			(4,902,527)	0
Exchange loss/(gain), net	114,344,622	17,574,447	(183,370,195)	117,731,731
Changes in operating assets and liabilities (net of impact of disposition):
(Increase)/decrease in accounts receivable - third parties	226,217,542	34,769,000	(2,859,160,553)	(63,566,502)
(Increase)/decrease in accounts receivable - related parties	(698,958,001)	(107,427,877)	(180,834,464)	113,560,001
(Increase)/decrease in notes receivable - third parties	181,406,314	27,881,640	(426,101,401)	(440,110,991)
Decrease in notes receivable - related parties	0	0	141,000,000	0
Increase in advances to suppliers - third parties	(74,386,502)	(11,432,996)	(82,394,136)	(169,276,751)
Decrease in advances to suppliers - related party	661,788	101,715	359,340	162,640
Increase in inventories	(114,224,770)	(17,556,026)	(2,001,046,682)	(1,410,968,951)
Decrease in other receivables - related parties	54,876,832	8,434,415	168,593,218	163,499
Increase in prepayments and other current assets	(695,828,766)	(106,946,923)	(7,621,260)	(52,933,157)
Increase in other assets-third parties	(1,276,503)	(196,195)	(182,430,305)	(304,202,544)
Increase in other assets-related parties	0	0	(173,375,586)	0
Increase in accounts payable - third parties	390,360,108	59,997,250	885,107,922	591,977,556
Increase/ (decrease) in accounts payable - related parties	5,328,896	819,036	(89,639,759)	0
Increase in accrued payroll and welfare expenses	139,104,426	21,379,959	142,568,241	163,166,447
Increase/(decrease) in advances from - third parties	(622,123,401)	(95,618,616)	170,803,277	873,434,523
Increase/(decrease) in advances from - related parties	(23,141,546)	(3,556,790)	60,541,490	0
Increase/(decrease) in income tax payables	(140,331,831)	(21,568,608)	62,620,224	30,252,380
Increase in accrued income tax - non - current	6,041,195	928,515	0	0
Increase/(decrease) in other payables and accruals - third parties	230,391,245	35,410,486	(9,666,219)	201,251,124
Increase/(decrease) in other payables and accruals - related parties	(63,700,089)	(9,790,524)	50,870,317	(2,584,341)
Net cash provided by/(used in) operating activities	(177,092,694)	(27,218,649)	(1,802,967,740)	1,339,049,528
Cash flows from investing activities:
Maturity of restricted short-term investments	5,901,412,560	907,030,503	2,289,203,055	2,480,496,062
Maturity of short-term investments	260,263,302	40,001,737	45,332,883	114,248,971
Proceeds from disposal of property, plant and equipment	49,391,037	7,591,263	8,999,454	7,138,759
Proceeds from disposal of land use right	8,600,520	1,321,876	36,095,570	0
Cash received from call spread	0	0	16,941,535	0
Cash disposed of, net of cash received from related party, for disposal of Jiangxi Jinko Engineering	0	0	(606,102,556)	0
Cash received from disposal of JinkoSolar Thailand	2,380,069	365,810	0	0
(Increase)/ decrease in restricted cash	(51,147,446)	(7,861,219)	179,371,409	(120,202,572)
Purchase of property, plant and equipment	(2,178,471,031)	(334,824,867)	(1,975,362,827)	(860,606,902)
Cash paid for project assets	(386,300,595)	(59,373,314)	(1,956,477,672)	(2,129,264,757)
Cash paid for deposits related to construction of solar projects	0	0	(161,972,465)	(3,505,573)
Cash paid for investment in affiliates	(16,879,589)	(2,594,345)	0	0
Refund of deposit for acquisition of subsidiaries	0	0	0	10,000,000
Cash paid for land use rights	(27,264,156)	(4,190,424)	(106,971,456)	(44,158,932)
Purchase of intangible assets	(10,864,634)	(1,669,864)	(7,474,367)	(13,462,651)
Purchase of restricted short-term investments	(5,805,735,118)	(892,325,149)	(4,462,135,353)	(2,640,760,590)
Purchase of short-term investments	(191,646,751)	(29,455,566)	(166,559,593)	(31,676,037)
Cash paid for call spread	0	0	(4,761,603)	(7,647,843)
Cash disposed of, net of cash received from third parties, for disposal of investment in subsidiaries	0	0	(106,712,599)	0
Cash acquired, net of cash paid to third parties, for the acquisition of subsidiaries	0	0	69,606,835	(75,235,668)
Cash collected for disposal of Zhejiang Leasing	13,068,400	2,008,576	0	0
Net cash used in investing activities	(2,433,193,432)	(373,974,983)	(6,908,979,750)	(3,314,637,733)
Cash flows from financing activities:
Cash received from borrowings from sales lease back	600,000,000	92,218,311	0	0
Repayment of borrowings from sales lease back	(168,267,236)	(25,862,201)	0	0
Proceeds from exercise of share options	69,929,453	10,747,960	21,730,663	7,613,965
Proceeds from issuance of Bonds	297,900,000	45,786,392	0	0
Payment of deposit for lease	(64,920,000)	(9,978,021)	0	0
Cash received from borrowings with embedded warrants	0	0	0	862,138,360
Proceeds from bank borrowings	18,288,363,067	2,810,869,937	21,182,867,659	10,140,339,042
Repayment of bank borrowings	(16,851,550,800)	(2,590,035,934)	(13,345,699,597)	(7,030,645,681)
Increase in notes payable	875,730,374	134,597,294	2,477,804,347	61,318,108
Repurchase of convertible senior notes	(422,829,295)	(64,987,673)	(1,218,706,405)	(113,025,510)
Repayment of borrowings with embedded warrants	0	0	(902,949,503)	0
Repurchase of warrant	0	0	(35,696,581)	0
Repayment of bonds payable	0	0	(800,000,000)	0
Change in restricted cash for notes payable	(514,597,104)	(79,092,127)	75,710,650	(77,105,818)
Net cash provided by financing activities	2,109,758,459	324,263,938	7,455,061,233	3,850,632,466
Effect of foreign exchange rate changes on cash and cash equivalents	(72,586,975)	(11,156,414)	74,639,667	31,599,153
Net increase/(decrease) in cash and cash equivalents	(573,114,642)	(88,086,108)	(1,182,246,590)	1,906,643,414
Cash balance recorded in held-for-sale assets	0	0	1,291,072,949	0
Cash and cash equivalents, beginning of year	2,501,417,491	384,460,829	2,392,591,132	1,777,020,667
Cash and cash equivalents, end of year	1,928,302,849	296,374,721	2,501,417,491	2,392,591,132
Supplemental disclosure of cash flow information
Cash paid for income tax	189,477,968	29,122,230	250,150,235	115,062,404
Cash paid for interest expenses (net of amounts capitalized)	283,965,214	43,644,654	670,525,723	412,040,750
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables	793,515,334	121,961,074	385,399,199	309,342,683
Purchases of project assets included in other payables	77,809,001	11,959,024	0	1,185,512,052
Utilization of prior year’s prepayment for the repurchase of convertible senior notes	0	0	0	25,471,153
Proceeds from exercise of share options received in subsequent period	39,685,283	6,184,495	6,135,783	10,210,003
Other receivables related to disposition of subsidiaries - related parties	28,634	4,401	0	0
Other receivables related to disposition of subsidiaries - third party	169,931,600	26,118,009	185,380,069	0
Other receivables related to disposal of property, plant and equipment - third party	111,500,000	17,137,236	0	0
Change in fair value of derivative forward contracts
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value	4,520,619	694,806	(5,096,607)	14,068,932
Convertible Senior Notes [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value	0	0	92,015,957	8,400,918
Capped Call Options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value	0	0	18,226,535	6,170,282
Call spread options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value	¥ 0	$ 0	¥ 0	¥ 370,437